NET (LOSS)/EARNINGS PER SHARE	12 Months Ended
Mar. 31, 2021
NET (LOSS)/EARNINGS PER SHARE
NET (LOSS)/EARNINGS PER SHARE

26. NET (LOSS)/EARNINGS PER SHARE

Basic and diluted net loss per share for each of the periods presented are calculated as follows:

			For the three	For the fiscal
	For the year ended December		months ended	year ended
	31,		March 31,	March 31,
	2018	2019	2020	2021
	RMB	RMB	RMB	RMB
Numerator:
Net loss from continuing operations	(1,351,761)	(1,327,678)	(2,034,385)	(716,975)
Net (loss)/ income from discontinued operations	(186,524)	(662,450)	(455,177)	295,744
Total net loss	(1,538,285)	(1,990,128)	(2,489,562)	(421,231)

Net loss from continuing operations	(1,351,761)	(1,327,678)	(2,034,385)	(716,975)
Less: net loss from operations attributable to non-controlling interests shareholders	(15,771)	(1,452)	(5,383)	(9)
Net loss from continuing operations, attributable to UXIN Limited	(1,335,990)	(1,326,226)	(2,029,002)	(716,966)
Accretion on convertible redeemable Preferred Shares	(318,951)	—	—	—
Deemed dividend to Preferred Shareholders	(544,773)	—	—	—

Net loss attributable to ordinary shareholders from continuing operations	(2,199,714)	(1,326,226)	(2,029,002)	(716,966)

Net (loss)/income attributable to ordinary shareholders from discontinued operations	(186,524)	(662,450)	(455,177)	295,744

Denominator:
Weighted average number of ordinary shares outstanding - basic	477,848,763	886,613,598	888,460,868	1,100,650,208
Weighted average number of ordinary shares outstanding -diluted	477,848,763	886,613,598	888,460,868	1,330,913,033

Net (loss)/earnings per share attributable to ordinary shareholders, basic
- Continuing	(4.60)	(1.50)	(2.28)	(0.65)
- Discontinued	(0.39)	(0.75)	(0.51)	0.27

Net (loss)/earnings per share attributable to ordinary shareholders, diluted
- Continuing	(4.60)	(1.50)	(2.28)	(0.65)
- Discontinued	(0.39)	(0.75)	(0.51)	0.22

As the Company incurred losses for the years ended December 31, 2018 and 2019, the three months ended March 31, 2020, and the fiscal year ended March 31, 2021, the potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company, pursuant to ASC 260, “Earnings Per Share”. The weighted-average numbers of Preferred Shares, convertible notes, Fairlubo Share Swap, non-vested restricted shares, and options granted excluded from the calculation of diluted net loss per share of the Company of the respective period were as follows:

26. NET (LOSS)/EARNINGS PER SHARE (CONTINUED)

			For the three	For the fiscal
	For the year ended		months ended	year ended
	December 31,		March 31,	March 31,
	2018	2019	2020	2021
Preferred Shares	367,859,970	—	—	—
Convertible notes	53,589,548	253,165,870	253,165,870	223,300,971
Fairlubo Share Swap	6,352,753	—	—	—
Non-vested restricted shares	133,328	33,331	33,329	—
Outstanding weighted average stock options	14,118,546	4,096,724	4,662,702	6,961,854
Total	442,054,145	257,295,925	257,861,901	230,262,825